Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	DanDrit Biotech USA, Inc.
Entity Central Index Key	0001527728
Document Type	S-1
Amendment Flag	true
Amendment Description

This registration statement contains two forms of prospectus, as set forth below.

●
Public Offering Prospectus. A prospectus to be used for the initial public offering by the registrant of 2,400,000 shares of Common Stock, (the “Public Offering Prospectus”) through the placement agent named on the cover page of the Public Offering Prospectus.

●
Resale Prospectus. A prospectus to be used in connection with the potential distribution by the Security Holders of up to an aggregate of 782,252 shares of the registrant’s Common Stock (the “Resale Prospectus”).

The Public Offering Prospectus and the Resale Prospectus will be identical in all respects except for the following:

●	they contain different front covers;

●	they contain different tables of contents;

●	the summary of The Offering is deleted from the Resale Prospectus;

●	they contain different Use of Proceeds sections;

●	a Shares Registered for Distribution section is included in the Resale Prospectus;

●	they contain different Plan of Distribution sections;

●	the Legal Matters section in the Resale Prospectus deletes the reference to counsel for the placement agent; and

●	they contain different back covers.

The registrant has included in this registration statement, after the financial statements, a set of alternate pages to reflect the foregoing differences between the Resale Prospectus and the Public Offering Prospectus.

Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Entity Filer Category	Smaller Reporting Company